DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

NOTE 8. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Venator is exposed to market risks associated with foreign exchange risk. Venator’s cash flows and earnings are subject to fluctuations due to exchange rate variation. Venator’s revenues and expenses are denominated in various foreign currencies. Venator enters into foreign currency derivative instruments to minimize the short-term impact of movements in foreign currency rates. Where practicable, Venator generally nets multicurrency cash balances among its subsidiaries to help reduce exposure to foreign currency exchange rates. Certain other exposures may be managed from time to time through financial market transactions, principally through the purchase of spot or forward foreign exchange contracts (generally with maturities of three months or less). Venator does not hedge its foreign currency exposures in a manner that would eliminate the effect of changes in exchange rates on its cash flows and earnings. At September 30, 2017, Venator had approximately $84 million in notional amount (in U.S. dollar equivalents) outstanding, with maturities of approximately one month.

Prior to the Separation, Huntsman International, or its subsidiaries, entered into foreign currency derivatives on Venator’s behalf. As of December 31, 2016, Huntsman International or its subsidiaries, on behalf of Venator, had approximately $88 million in notional amount (in U.S. dollar equivalents) outstanding, respectively, in forward foreign currency contracts with a term of approximately one month.

16. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Venator is exposed to market risks associated with foreign exchange risks. From time to time, Venator, through Huntsman International or its subsidiaries, will enter into hedging or derivative transactions to mitigate these exposures.

Venator’s cash flows and earnings are subject to fluctuations due to exchange rate variation. Venator’s revenues and expenses are denominated in various foreign currencies. From time to time, Huntsman International or its subsidiaries, on behalf of Venator, may enter into foreign currency derivative instruments to minimize the short‑term impact of movements in foreign currency rates. Where practicable, Venator generally nets multicurrency cash balances among its subsidiaries to help reduce exposure to foreign currency exchange rates. Certain other exposures may be managed from time to time through financial market transactions, principally through the purchase of spot or forward foreign exchange contracts (generally with maturities of three months or less). Venator does not hedge its foreign currency exposures in a manner that would eliminate the effect of changes in exchange rates on its cash flows and earnings. As of December 31, 2016 and 2015, Huntsman International or its subsidiaries, on behalf of Venator, had approximately $88 million and $50 million in notional amount (in U.S. dollar equivalents) outstanding, respectively, in forward foreign currency contracts with a term of approximately one month.